Fixed assets - Impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	€ (49)	€ (190)	€ (207)
Niger, cash generating unit [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	(43)	(52)	(26)
Orange RDC [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets		(119)	(14)
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	(4)	2	(152)
Other cash generating units excluding Niger, Democratic Republic of the Congo, and Egypt [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	€ (2)	€ (21)	€ (15)